Related Party Transactions	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions
13.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2015 and 2016 and the nine months ended September, 2016 and 2017, the Company entered into transactions with individuals and other companies that have financial interests in the Company. Related party transactions included the following:

a.	The Company sold 2,520,000 shares of restricted stock to the executives of the Company: 1,200,000 in 2015 and 1,320,000 in 2014. To fund these stock purchases, the executives signed promissory notes in the amount of $6.6 million in 2015 and $6.0 million in 2014. The notes in 2015 purchased 1,200,000 shares at $5.50 share and the notes in 2014 purchased 1,320,000 shares at $4.55 per share. In an effort to retain the executives, it was negotiated that, based on the continued employment of those executives, the Company will forgive the notes over a three year period. Accordingly, the restricted shares vest and become non-restricted equally over the three year period. The Company has accounted for this related party transaction as a restricted stock offering, recognizing as an expense the value of the vested shares and the forgiveness of the notes over the 3-year period, contingent on the continued employment of the executive. The notes are reported as a reduction to additional paid-in capital. The Company accelerated the forgiveness of these promissory notes in 2016 and forgave the notes in full. The stock-based compensation expense recognized from these transactions was $4.0 million, $6.9 million $3.1 million and $0 and for the years ended December 31, 2015 and 2016 and the nine months ended September 30, 2016 and 2017, respectively. Further, certain family members of executives hold unvested, restricted shares resulting from consulting services performed in years prior. Such services were not significant to the consolidated financial statements.

b.	Prior to the acquisition of CDE, certain directors, stockholders, and officers of the Company had a financial interest in CDE. Consequently, the Company’s board established a Special Committee of disinterested directors with authority to review, evaluate, negotiate, and approve or reject the terms and conditions of the transaction and to retain its own financial and legal advisors to assist in connection therewith. Following negotiation of the transaction between the committee and its advisors and representatives of CDE, the committee determined that the proposed terms of the transaction were fair from a financial point of view to the Company and approved the Company’s execution of the definitive agreements and consummation of the transactions contemplated thereby.

c.	In 2015, CDE signed an agreement with Avalon BioMedical (Management) (“Avalon”) under which Avalon will receive certain administrative services and will occupy space at CDE’s research location. Avalon reimburses CDE for these administrative services as incurred and pays CDE a certain percentage of the total rent payment based on its staff headcount occupying the Hong Kong research and development facility (See Note 20—Commitments and Contingencies). Certain members of the Company’s board and management collectively have a controlling interest in Avalon. The Company does not hold any interest in Avalon and does not have any obligations to absorb losses or any rights to receive benefits from Avalon. As of December 31, 2015 and 2016 and September 31, 2017, Avalon held 678,880 shares of the Company’s common stock, which represents 1.1% of the Company’s total issued shares. Balances due from Avalon recorded on the consolidated balance sheets were not significant.

d.	The Company receives consulting and licensing revenue from PharmaEssentia, a company in which Athenex has an investment classified as available-for-sale (see Note 6—Fair Value Measurements). Revenue recorded from PharmaEssentia amounted to $0.1 million and $0 for the years ended December 31, 2015 and 2016, respectively and $0 and $0.5 million for the nine months ended September 30, 2016 and 2017, respectively.

e.	The Company purchases certain pharmaceutical ingredients from Chongqing Taisheng Biotechnology Co., Ltd. (“Taisheng”), a company which is owned by a member of Athenex’s management. Purchases from Taisheng amounted to $0.1 million, $0.2 million, $0.2 million and $0 for the years ended December 31, 2015 and 2016 and the nine months ended September 30, 2016 and 2017, respectively, and amounts owed to Taisheng were $0.2 million, $0.3 million, $0 and $0 as of the Polymed acquisition date, December 31, 2015, December 31, 2016, and September 30, 2017, respectively.

f.	The Company receives certain clinical development services from ZenRx Limited and subsidiaries (“ZenRx”), a company for which one of our executive officers serves on the board of directors. In connection with such services, the Company made payments to ZenRx of $0.2 million and less than $0.1 million for the years ended December 31, 2015 and 2016, respectively and less than $0.1 million and $0.5 million for the nine months ended September 30, 2016 and 2017, respectively. As of September 30, 2017, amounts owed to ZenRx were $0.1 million. In April 2013, the Company entered into a license agreement with ZenRx pursuant to which the Company granted an exclusive, sublicensable license to use certain of our intellectual property to develop and commercialize Oratecan and Oraxol in Australia and New Zealand, and a non-exclusive license to manufacture a certain compound, but only for use in Oratecan and Oraxol. ZenRx is responsible for all development, manufacturing and commercialization, and the related costs and expenses, of any product candidates resulting from the agreement. No revenue was earned from this license agreement in the periods presented in these consolidated financial statements.

g.	The Company receives certain consulting services from RSJ Consulting LLC (“RSJ”), a limited liability company for which one of our executive officers serves as the principal. Services incurred from RSJ amounted to $0.1 million and $0.2 million for the years ended December 31, 2015 and 2016, respectively, and less than $0.2 million and $0.1 million for the nine months ended September 30, 2016 and 2017, respectively.

h.	The Company issued and sold $24.0 million in convertible bonds in 2016 and 2017 to related parties. One of the holders of more than 5% of our outstanding common stock as of December 31, 2016, and an entity affiliated with one of our directors, each purchased $10.0 million in convertible bonds during 2016. Additionally, during the first quarter of 2017, the Company issued and sold $4.0 million in convertible bonds to two related parties. One of the holders of more than 5% of our outstanding common stock as of the IPO date and a director of the Company each purchased $2.0 million in convertible bonds. On June 14, 2017, the IPO date, these bonds were converted into 2,727,273 shares of common stock.